Business Combinations - Fair Value of Consideration Transferred and Recognized Amounts of identifiable Assets Acquired and Liabilities Assumed (Details) - Acquisition of Ovation $ in Thousands	Jul. 05, 2023 USD ($)
Business Combination [Line Items]
Common stock	$ 6,798
Cash	339
Total	7,137
Assets:
Cash	10
Accounts receivable	149
Deferred incentive fees	632
Prepaid expenses	23
ROU asset	261
Intangible asset – Investment Management Agreement	7,250
Liabilities:
Accounts payable	58
Interest payable	6
Lease liability	261
Line of credit	1,863
Total identifiable net assets	6,137
Goodwill	$ 1,000